Other non-current assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets	Other non-current assets
The following table summarises the Group’s other non-current assets as at the dates presented:

	Year ended 31 December
	2025	2024
Other non-current assets	€ million	€ million
Retirement benefit surplus (Note 16)	206	176
Investments	56	54
Other	225	167
Total other non-current assets	487	397
Investments
Joint ventures are undertakings in which the Group has an interest and which are jointly controlled by the Group and one or more other parties. Associates are undertakings where the Group has an investment in which it does not have control or joint control but can exercise significant influence. Interests in joint ventures and associates are accounted for using the equity method and are stated in the consolidated balance sheet at cost, adjusted for the movement in the Group’s share of their net assets and liabilities.
The Group’s share of the profit or loss after tax of joint ventures and associates is reflected in the Group’s consolidated income statement within non-operating items.
Where the Group’s share of losses exceeds its interest in the equity accounted investee, the carrying amount of the investment is reduced to zero and the recognition of further losses is discontinued, except to the extent that the Group has an obligation to make payments on behalf of the investee.
Financial assets at fair value through other comprehensive income relate to equity investments. These investments are not held for trading purposes; therefore, the Group has opted to recognise fair value movements through other comprehensive income.
There have been no significant changes in fair value of these investments during the period.
The following table summarises the Group’s carrying value of investments as at the dates presented:

	Year ended 31 December
	2025	2024
Investments	€ million	€ million
Investments accounted using equity method	35	40
Financial assets at fair value through other comprehensive income(A)	21	14
Total investments	56	54
(A)Changes in equity investments for the year ended 31 December 2025 were due to additional investments in existing investees and the acquisition of new investments.